Note 12 - Subordinated Debt	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Subordinated Borrowings Disclosure [Text Block]
Note
12
–
Subordinated Debt

On
December 27, 2018,
the Quaint Oak Bancorp, Inc. issued
$8.0
million in subordinated notes. These notes have a maturity date of
December 31, 2028,
and bear interest at a fixed rate of
6.50%.
The Company
may,
at its option, at any time on an interest payment date on or after
December 31, 2023,
redeem the notes, in whole or in part, at par plus accrued interest to the date of redemption.

The balance and unamortized issuance costs of subordinated debt at
December 31, 2020
are as follows (in thousands):

	Principal	Unamortized Debt Issuance Costs	Net
6.5% subordinated notes, due December 31, 2028	$8,000	$111	$7,899

All subordinated notes are
not
subject to repayment at the option of the noteholders. These notes are all unsecured and rank junior in right of payment to the Company's obligations to its general creditors.